Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2017	2018	2019
Weighted average number of shares (basic)	143.1	139.4	131.0
Dilutive effect of outstanding awards under SBC plans	2.1	1.2	0.8
Weighted average number of shares (diluted)	145.2	140.6	131.8